Finance Receivables	12 Months Ended
Mar. 31, 2015
Finance Receivables

6. Finance receivables:

Finance receivables consist of the following:

	Yen in millions
	March 31,
	2014	2015
Retail	10,523,364	12,015,844
Finance leases	1,071,179	1,158,361
Wholesale and other dealer loans	2,875,650	3,124,079

	14,470,193	16,298,284
Deferred origination costs	161,956	179,905
Unearned income	(754,539)	(837,124)
Allowance for credit losses
Retail	(89,439)	(109,316)
Finance leases	(30,585)	(29,303)
Wholesale and other dealer loans	(26,358)	(30,053)

Total allowance for credit losses	(146,382)	(168,672)

Total finance receivables, net	13,731,228	15,472,393
Less - Current portion	(5,628,934)	(6,269,862)

Noncurrent finance receivables, net	8,102,294	9,202,531

Finance receivables were geographically distributed as follows: in North America 57.1%, in Asia 11.4%, in Europe 10.8%, in Japan 8.9% and in Other 11.8% as of March 31, 2014, and in North America 59.3%, in Asia 12.8%, in Europe 9.5%, in Japan 7.9% and in Other 10.5% as of March 31, 2015.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2015 are summarized as follows:

	Yen in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans
2016	3,990,339	305,178	2,284,565
2017	2,947,412	225,863	282,667
2018	2,303,402	171,359	193,257
2019	1,548,457	94,781	145,660
2020	792,183	30,905	96,535
Thereafter	434,051	7,405	121,395

	12,015,844	835,491	3,124,079

Finance leases consist of the following:

	Yen in millions
	March 31,
	2014	2015
Minimum lease payments	781,736	835,491
Estimated unguaranteed residual values	289,443	322,870

	1,071,179	1,158,361
Deferred origination costs	4,592	4,791
Less - Unearned income	(89,627)	(98,915)
Less - Allowance for credit losses	(30,585)	(29,303)

Finance leases, net	955,559	1,034,934

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2014 and 2015:

	Yen in millions
	March 31, 2014
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	10,366,261	1,062,194	1,434,534	739,659	700,819
30-59 days past due	105,056	3,396	8	525	—
60-89 days past due	22,824	1,490	—	70	—
90 days or greater past due	29,223	4,099	20	—	15

Total	10,523,364	1,071,179	1,434,562	740,254	700,834

	Yen in millions
	March 31, 2015
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	11,821,070	1,147,488	1,540,395	854,791	728,689
30-59 days past due	129,649	4,179	2	70	—
60-89 days past due	29,552	1,985	—	—	—
90 days or greater past due	35,573	4,709	—	26	106

Total	12,015,844	1,158,361	1,540,397	854,887	728,795

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2014 and 2015:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2014
	Wholesale	Real estate	Working capital	Total
Performing	836,703	390,218	169,027	1,395,948
Credit Watch	131,934	88,032	16,233	236,199
At Risk	2,441	1,247	2,556	6,244
Default	58	—	616	674

Total	971,136	479,497	188,432	1,639,065

	Yen in millions
	March 31, 2015
	Wholesale	Real estate	Working capital	Total
Performing	960,542	454,451	197,369	1,612,362
Credit Watch	136,537	101,221	21,197	258,955
At Risk	7,230	4,476	3,806	15,512
Default	4,340	482	273	5,095

Total	1,108,649	560,630	222,645	1,891,924

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2014
	Wholesale	Real estate	Working capital	Total
Performing	460,946	259,056	511,855	1,231,857
Default	2,480	1,701	547	4,728

Total	463,426	260,757	512,402	1,236,585

	Yen in millions
	March 31, 2015
	Wholesale	Real estate	Working capital	Total
Performing	428,889	292,007	505,675	1,226,571
Default	2,859	2,250	475	5,584

Total	431,748	294,257	506,150	1,232,155

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2014	2015	2014	2015	2014	2015
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	4,745	11,810	4,745	11,810	483	2,387
Real estate	4,476	8,136	4,476	8,136	1,421	2,054
Working capital	2,977	4,881	2,977	4,881	2,720	4,376

Total	12,198	24,827	12,198	24,827	4,624	8,817

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	5,217	13,644	5,217	13,644
Real estate	9,257	10,935	9,257	10,935
Working capital	384	312	384	312

Total	14,858	24,891	14,858	24,891

Impaired account balances aggregated and evaluated for impairment:
Retail	34,179	32,907	33,661	32,541
Finance leases	177	118	168	104

Total	34,356	33,025	33,829	32,645

Total impaired account balances:
Retail	34,179	32,907	33,661	32,541
Finance leases	177	118	168	104
Wholesale	9,962	25,454	9,962	25,454
Real estate	13,733	19,071	13,733	19,071
Working capital	3,361	5,193	3,361	5,193

Total	61,412	82,743	60,885	82,363

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2014	2015	2014	2015
Total impaired account balances:
Retail	37,997	33,722	2,760	2,389
Finance leases	175	155	6	4
Wholesale	14,464	13,977	100	110
Real estate	15,201	14,634	501	439
Working capital	4,591	3,813	200	110

Total	72,428	66,301	3,567	3,052

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2015 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2015 and for which there was a payment default were not significant for all classes of such receivables.